INVESTMENT IN EQUITY SECURITIES - Net unrealized gains and losses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT IN EQUITY SECURITIES
Net gains recognized during the year	$ 2,178	$ 2,175
Less: Net gains recognized during the year related to equity securities sold during the year	$ (2,178)
Net unrealized gains recognized during the year related to equity securities still held at the end of the year		$ 2,175